                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2003

Check here if Amendment [_]; Amendment Number: ________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

              Name:    Markel Gayner Asset Management Corporation
              Address: 4521 Highwoods Pkwy
                       Glen Allen, VA 23060

Form 13F File Number: 28-6056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                            Name:  Thomas S. Gayner
                            Title: President
                            Phone: 804-527-3806

Signature, Place, and Date of Signing:

    Thomas S. Gayner             Richmond, VA                   08/08/03
-------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:           3
                                                     ----------

             Form 13F Information Table Entry Total:     175
                                                     ----------

             Form 13F Information Table Value Total:  $ 790301
                                                     ----------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              No. Form 13F File Number            Name
              --- --------------------            ----
               1.       28-6647        Markel Corporation
               2.       28-6745        Evanston Insurance Company
               3.       28-10352       Essex Insurance Company

                  Markel Gayner Asset Management Corporation
                                   FORM 13F

                                 June 30, 2003

                                                                                           Voting
                           Title                                                         Authority
                            of              Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------
      Name of Issuer       Class   Cusip   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
      --------------       ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Abbott Laboratories         COM  002824100   1623    37100  SH        Other     1           37100

Ace Limited                 COM  G0070K103   4650   135600  SH        Other    1,3         135600
                                              538    15700  SH        Other     1           15700

Aflac                       COM  001055102    615    20000  SH        Other    1,2          20000
                                              308    10000  SH        Other    1,3          10000
                                               24      800  SH        Other     1             800

Allied Capital Corp.        COM  019033109   3130   135500  SH        Other    1,2         135500
                                              231    10000  SH        Other    1,3          10000
                                             6722   290995  SH        Other     1          290995

Altria Group Inc.           COM  02209S103   5389   118600  SH        Other     1          118600

American Express            COM  025816109   5728   137000  SH        Other    1,2         137000
                                              418    10000  SH        Other    1,3          10000
                                             8885   212500  SH        Other     1          212500

Anheuser Busch              COM  035229103  23083   452175  SH        Other    1,2         452175
                                             4595    90000  SH        Other    1,3          90000
                                            19616   384245  SH        Other     1          384245

Astoria Financial           COM  046265104   1117    40000  SH        Other    1,2          40000
                                              126     4500  SH        Other     1            4500

Aurora Foods                COM  05164B106     16    46906  SH        Other    1,3          46906

Automatic Data Processing   COM  019411107   4740   140000  SH        Other    1,2         140000
                                              339    10000  SH        Other    1,3          10000
                                             2486    73406  SH        Other     1           73406

Bank One                    COM  06423A103    744    20000  SH        Other     1           20000

Bank of New York            COM  064057102   5031   175000  SH        Other    1,2         175000
                                             1437    50000  SH        Other    1,3          50000
                                             5089   177000  SH        Other     1          177000

Baxter International        COM  071813109    260    10000  SH        Other    1,2          10000
                                              520    20000  SH        Other    1,3          20000
                                              785    30200  SH        Other     1           30200

Berkshire Hathaway Class B  COM  084670207  33145    13640  SH        Other    1,2          13640
                                             6075     2500  SH        Other    1,3           2500
                                            37522    15441  SH        Other     1           15441

Berkshire Hathaway, Inc.    COM  10382K102  14500      200  SH        Other    1,2            200
                                             2900       40  SH        Other    1,3             40
                                            13847      191  SH        Other     1             191

Bristol Myers Squibb        COM  110122108   2851   105000  SH        Other    1,3         105000
                                             1558    57400  SH        Other     1           57400
Brown & Brown               COM  115236101    156     4805  SH        Other    1,2           4805
                                              260     8009  SH        Other    1,3           8009

Brown Forman Class A        COM  115637100    926    11500  SH        Other    1,2          11500
                                              644     8000  SH        Other    1,3           8000
                                            10109   125580  SH        Other     1          125580

Capital Automotive REIT     COM  139733109    280    10000  SH        Other    1,3          10000

Carmax                      COM  143130102  29502   978500  SH        Other    1,2         978500
                                             4372   145000  SH        Other    1,3         145000
                                            23360   774792  SH        Other     1          774792

Cedar Fair LP               COM  150185106    683    24400  SH        Other     1           24400

Centerpoint Property Trust  COM  151895109  15031   245400  SH        Other    1,2         245400
                                             3675    60000  SH        Other    1,3          60000

                                                                                      Voting Authority
                                                                                      ----------------
                           Title                    Shares/
                            of              Value     Prn   Sh/ Put/ Invstmt  Other
      Name of Issuer       Class   Cusip   (x$1000)   Amt   Prn Call Dscretn Managers Sole Shared None
      --------------       ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
                                            14495   236650  SH        Other     1          236650

Cincinnati Financial        COM  172062101   6297   170000  SH        Other    1,2         170000
                                             5732   154750  SH        Other    1,3         154750
                                             8600   232185  SH        Other     1          232185

Claire's Stores             COM  179584107    634    25000  SH        Other    1,2          25000
                                             5085   200500  SH        Other     1          200500

Corus Bankshares            COM  220873103   1757    36500  SH        Other    1,2          36500
                                             1877    39000  SH        Other     1           39000

Costco                      COM  22160K105   2745    75000  SH        Other    1,2          75000
                                             1464    40000  SH        Other     1           40000

Cox Communications          COM  224044107    319    10000  SH        Other     1           10000

Crescent Realt Estate-REIT  COM  225756105    166    10000  SH        Other     1           10000

Diageo PLC                  COM  25243Q205  17723   405000  SH        Other    1,2         405000
                                             7505   171500  SH        Other    1,3         171500
                                            10741   245470  SH        Other     1          245470

Duke Energy                 COM  264399106    539    27000  SH        Other     1           27000

Exxon Mobil Corporation     COM  30231G102   1077    30000  SH        Other    1,2          30000
                                             1436    40000  SH        Other    1,3          40000
                                             3145    87572  SH        Other     1           87572

Federated Investors Inc.    COM  314211103    274    10000  SH        Other    1,3          10000

Forest City Enterprises     COM  345550107  12887   310900  SH        Other    1,2         310900
                                             2072    50000  SH        Other    1,3          50000
                                             3105    74900  SH        Other     1           74900

Gannett Company             COM  364730101   7681   100000  SH        Other    1,2         100000
                                              768    10000  SH        Other    1,3          10000
                                             3492    45467  SH        Other     1           45467

General Dynamics            COM  369550108   7613   105000  SH        Other    1,2         105000
                                             1450    20000  SH        Other    1,3          20000
                                             5535    76350  SH        Other     1           76350

General Electric            COM  369604103    412    14350  SH        Other     1           14350

Golden West Financial       COM  381317106   4001    50000  SH        Other    1,2          50000
                                              800    10000  SH        Other    1,3          10000
                                             7638    95465  SH        Other     1           95465

H&R Block                   COM  093671105   2595    60000  SH        Other    1,2          60000
                                              519    12000  SH        Other     1           12000

HCC Corporation             COM  404132102   9906   335000  SH        Other    1,2         335000
                                             2972   100500  SH        Other     1          100500

Harrah's Entertainment      COM  413619107   2414    60000  SH        Other    1,2          60000
                                              805    20000  SH        Other    1,3          20000
                                             6917   171900  SH        Other     1          171900

International Game Tech.    COM  459902102    205     2000  SH        Other     1            2000

International Speedway      COM  460335201   3662    92700  SH        Other    1,2          92700
                                              593    15000  SH        Other    1,3         15000
                                             7329   185500  SH        Other     1          185500

Interpublic Group           COM  460690100    910    68000  SH        Other    1,2          68000
                                              803    60000  SH        Other    1,3          60000
                                             2455   183500  SH        Other     1          183500

Investors Title Company     COM  461804106   1204    42200  SH        Other    1,2          42200
                                             4356   152600  SH        Other    1,3         152600
                                             1220    42750  SH        Other     1           42750

Johnson and Johnson         COM  478160104   1034    20000  SH        Other    1,3          20000
                                             1406    27200  SH        Other     1           27200

Kaneb Services              COM  484173109   2496    85500  SH        Other    1,2          85500
                                             6436   220500  SH        Other    1,3         220500

                                                                                          Voting
                          Title                                                         Authority
                           of              Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------
     Name of Issuer       Class   Cusip   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
     --------------       ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
                                            4811   164800  SH        Other     1          164800

Lamar Communications       COM  512815101    355    10000  SH        Other     1           10000

Leucadia National Corp.    COM  527288104    742    20000  SH        Other    1,3          20000
                                              23      600  SH        Other     1             600

MBIA Inc.                  COM  55262C100   8044   165000  SH        Other    1,2         165000
                                            8531   175000  SH        Other    1,3         175000
                                            9891   202900  SH        Other     1          202900

Marriott International     COM  571903202   6724   175000  SH        Other    1,2         175000
                                             768    20000  SH        Other    1,3          20000
                                            4987   129800  SH        Other     1          129800

Marsh & McLennan           COM  571748102   2553    50000  SH        Other    1,2          50000
                                            4244    83100  SH        Other     1           83100

Martin Marietta Materials  COM  573284106   1428    42500  SH        Other    1,2          42500
                                            8405   250086  SH        Other    1,3         250086
                                            7489   222794  SH        Other     1          222794

Merck                      COM  58155Q103   3919    64725  SH        Other     1           64725

Mission West Properties
  REIT                     COM  605203108    114    10000  SH        Other    1,3          10000

New York Community
  Bank                     COM  649445103    873    30000  SH        Other    1,2          30000

Northern Trust Corp.       COM  665859104   1248    30000  SH        Other    1,2          30000
                                             416    10000  SH        Other    1,3          10000
                                             416    10000  SH        Other     1           10000

Penn National Gaming       COM  707569109   1272    62000  SH        Other    1,2          62000
                                            2779   135400  SH        Other    1,3         135400
                                             410    20000  SH        Other     1           20000

Pepsico                    COM  713448108   1517    34100  SH        Other     1           34100

Pfizer Inc.                COM  717081103    219     6400  SH        Other     1            6400

Pitney Bowes Inc.          COM  724479100    384    10000  SH        Other     1           10000

Plum Creek Lumber          COM  729237107   1328    51187  SH        Other     1           51187

Prologis                   COM  743410102    273    10000  SH        Other    1,3          10000

RLI Corporation            COM  749607107   3409   103624  SH        Other    1,2         103624
                                           13047   396576  SH        Other    1,3         396576
                                            4719   143421  SH        Other     1          143421

Reynolds & Reynolds 'A'    COM  761695105    286    10000  SH        Other    1,2          10000
                                             286    10000  SH        Other     1           10000

Schering Plough            COM  806605101    279    15000  SH        Other    1,2          15000
                                             558    30000  SH        Other    1,3          30000
                                             917    49300  SH        Other     1           49300

ServiceMaster              COM  817615107   1659   155000  SH        Other    1,2         155000
                                             334    31200  SH        Other    1,3          31200
                                            2718   254043  SH        Other     1          254043

State Street Corp.         COM  857477103    788    20000  SH        Other    1,2          20000
                                             804    20400  SH        Other     1           20400

T Rowe Price Group         COM  74144T108   1133    30000  SH        Other    1,2          30000
                                             378    10000  SH        Other    1,3          10000
                                             944    25000  SH        Other     1           25000

Tiffany                    COM  886547108   3105    95000  SH        Other    1,2          95000
                                             653    20000  SH        Other    1,3          20000
                                             964    29500  SH        Other     1           29500

United Mobile Homes        COM  911024107    197    13000  SH        Other     1           13000

Valley National Bank       COM  919794107    852    32348  SH        Other    1,2          32348
                                            1181    44817  SH        Other     1           44817

Vulcan Materials           COM  929160109   2447    66000  SH        Other    1,2          66000
                                            1520    41000  SH        Other    1,3          41000
                                            2558    69030  SH        Other     1           69030

                                                                                       Voting
                       Title                                                         Authority
                        of              Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------
    Name of Issuer     Class   Cusip   (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
    --------------     ----- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Walt Disney Company     COM  254687106   1778    90000  SH        Other    1,2          90000
                                          987    50000  SH        Other    1,3          50000
                                         6017   304665  SH        Other     1          304665

Washington Post Co.     COM  939640108   1319     1800  SH        Other    1,3           1800
                                         1631     2225  SH        Other     1            2225

Washington Real Estate  COM  939653101   2598    95500  SH        Other    1,2          95500
Investment                               5856   215293  SH        Other    1,3         215293
                                         5440   200007  SH        Other     1          200007

Waste Management        COM  94106l109   1686    70000  SH        Other    1,2          70000
                                          241    10000  SH        Other    1,3          10000
                                         5828   241936  SH        Other     1          241936

White Mountains         COM  G9618E107    118      300  SH        Other    1,2            300
                                         3950    10000  SH        Other    1,3          10000
                                        53325   135000  SH        Other     1          135000

Wyeth Inc.              COM  026609107   1454    31920  SH        Other     1           31920

XL Capital              COM  G3242A102  29810   359160  SH        Other    1,2         359160
                                         9021   108688  SH        Other    1,3         108688
                                        10400   125300  SH        Other     1          125300


                 REPORT SUMMARY DATA RECORDS: 175      $790301 3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2003____

Check here if Amendment [_]; Amendment Number: ________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                         Name:    Markel Corporation
                         Address: 4521 Highwoods Pkwy
                                  Glen Allen, VA 23060

Form 13F File Number: 28-6647____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Thomas S. Gayner
                        Title: Chief Investment Officer
                        Phone: 804-527-3806

Signature, Place, and Date of Signing:

    Thomas S. Gayner             Richmond, VA                 08/08/03
-------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                    Name
        --------------------                    ----
              28-6056        Markel Gayner Asset Management Corporation

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2003

Check here if Amendment [_]; Amendment Number: ________

        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                      Name:    Evanston Insurance Company
                      Address: Ten Parkway North
                               Deerfield, IL 60015

Form 13F File Number: 28-6745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:. Anne Waleski
                           Title: Assistant Treasurer
                           Phone: 804-747-0136

Signature, Place, and Date of Signing:

      Anne Waleski               Richmond, VA                 08/08/03
-------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

               Form 13F File Number               Name
               --------------------               ----
                      28-6056              Markel Gayner Asset
                                         Management Corporation

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2003____

Check here if Amendment [_]; Amendment Number: ________
        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                        Name:    Essex Insurance Company
                        Address: 4521 Highwoods Parkway
                                 Glen Allen, VA 23060

Form 13F File Number: 28-10352____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                           Name:  Anne Waleski
                           Title: Assistant Treasurer
                           Phone: 804-747-0136

Signature, Place, and Date of Signing:

      Anne Waleski               Richmond, VA                 08/08/03
-------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

               Form 13F File Number               Name
               --------------------               ----
                       28-6056             Markel Gayner Asset
                                         Management Corporation